Discontinued Operations (Details) - Schedule of consolidated statements of cash flows relating to discontinued operations - Discontinued Operations [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$ 240,405	$ (10,407,780)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	1,213,357
Amortization of financing costs and warrant features	2,187	841,305
Stock compensation		281,194
Amortization of operating lease right-of-use assets	19,007	47,033
Gain on forgiveness of PPP loans	(380,247)
Loss on extinguishment of debt		1,699,463
Gain on sale of equipment	(548,723)	(54,748)
Loss contingency adjustment		2,127,656
Write-off of acquisition receivable		809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	637,776
Inventory	(161,286)	(2,239,997)
Prepaid expenses and other assets	49,222	(873,580)
Accounts payable and accrued expenses	118,980	2,656,694
Change in operating lease ROU assets		314,332
Operating lease liability	(19,007)	(361,365)
Vendor deposits		(252,688)
Deposits		12,925,530
Customer deposits		(1,962,129)
Accrued expense long-term	137,438	340,656
Net cash used in operating activities from discontinued operations	(170,580)	7,741,709
Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	675,000	49,494
Purchase of equipment	(30,697)	(67,396)
Net cash provided by (used in) investing activities in discontinued operations	644,303	(17,902)
Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering		8,602,166
Proceeds from note payable	380,385	1,612,297
Repayments of notes payable	(589,078)	(2,432,337)
Payments on convertible notes payable		(771,431)
Repayment of floor plan		(10,581)
Net borrowings from lines of credit		(1,339,430)
Financing fees		(219,110)
Repayment of financing lease		(634,458)
Net cash used in financing activities in discontinued operations	$ (208,693)	$ 4,807,116